SUBSEQUENT EVENTS (Details) - Transaction Between Gerdau Next and NW Capital R$ in Thousands	Mar. 15, 2023 BRL (R$)
SUBSEQUENT EVENTS
Percentage of energy generated by the energy generation projects	30.00%
Subscription of amount in first phase of the transaction	R$ 500,000
Period of subscription of amount to be paid	18 months
Gerdau Next
SUBSEQUENT EVENTS
Equity Interests (as a percent)	33.33%
NW Capital
SUBSEQUENT EVENTS
Equity Interests (as a percent)	66.67%